UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22069

UST Global Private Markets Fund, LLC

(Exact name of registrant as specified in charter)

100 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Bank of America Capital Advisors, LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:             1-866-921-7951

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Percent Owned (D)	Portfolio Funds (A),(B),(E)	Acquisition Dates (C)	Region	Cost	Fair Value	% of Members' Equity - Net Assets (F)

Leverage Buyout
0.14%	Charterhouse Capital Partners IX, L.P.		Europe	$—	$—	0.00%
1.47%	Swander Pace Capital Partners IV, L.P.	12/2008	North America	844,479	795,269	4.49%
				844,479	795,269	4.49%
Special Situation
2.80%	Starwood Global Opportunities Fund VIII, L.P.		North America	—	—	0.00%
				—	—	0.00%
Venture Capital
0.80%	Battery Ventures VIII Side Fund, L.P.	08/2008 — 10/2008	North America	398,000	391,409	2.21%
				398,000	391,409	2.21%

	Total — Portfolio Funds			1,242,479	1,186,678	6.70%

	Total Investments in Portfolio Funds			$1,242,479	1,186,678	6.70%
	Other Assets & Liabilities (Net)				16,523,085	93.30%
	Members' Equity — Net Assets				$17,709,763	100.00%

(A)	Non-income producing securities, restricted to public resale and illiquid.
(B)	Total cost of restricted and illiquid securities at December 31, 2008 aggregated $1,242,479.
Total fair value of restricted and illiquid securities at December 31, 2008 was $1,186,678 or 6.70% of net assets.
(C)	Acquisition dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	Represents fair value of the Funds' investment as a percentage of Portfolio Funds' total capital.
(E)	The estimated cost of the Portfolio Funds at December 31, 2008 for Federal income tax purposes aggregated
$1,242,479. The net and gross unrealized depreciation for Federal income tax purposes is estimated to be $55,801.
(F)	Calculated as fair value divided by the Fund's Net Assets

Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards (“SFAS”) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and expands disclosures about fair value measurements. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may included Level 1 or Level 2 inputs as components of the overall fair value measurement. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities would be reflected as Level 2.

The table below sets forth information about the level within the fair value hierarchy at which the Fund investments are measured at December 31, 2008:

	Unadjusted quoted prices in active markets for identical securities (Level 1)	Quoted prices which are not active, or inputs that are observable (Level 2)	Prices, inputs or modeling techniques that are both significant to the fair value measurement and unobservable (Level 3)	Total
Assets:
Investments	$—	$—	$1,186,678	$1,186,678
Other Investments*	—	—	—	—
Totals	$—	$—	$1,186,678	$1,186,678
Liabilities:
Investments	$—	$—	$—	$—
Other Investments*	—	—	—	—
Totals	$—	$—	$—	$—

The following is a reconciliation of the investments in securities within Level 3 used in determining value:

Prices, inputs or modeling techniques that are both significant to the fair value measurement and unobservable (Level 3)
Balances as of 7/1/08	$—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	(55,801)
Net purchases/(sales proceeds)	1,242,479
Net transfers in and out of Level 3	—
Balances as of 12/31/08	$1,186,678

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UST Global Private Markets Fund, LLC

By (Signature and Title)* /s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date February 27, 2009

By (Signature and Title)* /s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date February 27, 2009